As filed with the U.S. Securities and Exchange Commission on September 6, 2024

File No. 333-271134

File No. 811-23862

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 10

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 11

Texas Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Address of Principal Executive Offices, Zip Code)

945-229-5947

(Registrant’s Telephone Number, including Area Code)

Neil Rajan, Secretary

Texas Capital Funds Trust

2000 McKinney Avenue, Suite 700, Dallas, TX 75201

(Name and Address of Agent for Service)

Copy to:

Allison M. Fumai, Esq.

Stephanie A. Capistron, Esq.

Stephen T. Cohen, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on September 13, 2024 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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EXPLANATORY NOTE

This Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until September 13, 2024, the effectiveness of the Registration Statement for the Texas Capital Government Money Market ETF (the “Fund”), filed in Post-Effective Amendment No. 6 on May 29, 2024, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
7	August 9, 2024	August 23, 2024
8	August 22, 2024	September 3, 2024
9	August 30, 2024	September 9, 2024

This Post-Effective Amendment No. 10 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 6.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 10 to the Registration Statement under Rule 485(b) of the Securities Act, and has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and the State of Texas on the 6th day of September 2024.

Texas Capital Funds Trust

By: /s/ Neil Rajan

Neil Rajan

Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Edward Rosenberg	President & Principal Executive Officer	September 6, 2024
/s/ Joel Colpitts	Treasurer & Principal Financial Officer	September 6, 2024
/s/ J. Kyle Bass*	Trustee	September 6, 2024
/s/ Daniel Hoverman*	Trustee	September 6, 2024
/s/ Avery Johnson*	Trustee	September 6, 2024
/s/ Jocelyn E. Kukulka*	Trustee	September 6, 2024
/s/ Eduardo Margain*	Trustee	September 6, 2024

By: /s/ Neil Rajan

Neil Rajan

Attorney-in-Fact Pursuant to Power of Attorney

* Powers of Attorney, each dated June 30, 2023, for J. Kyle Bass, Daniel Hoverman, Avery Johnson, Jocelyn E. Kukulka and Eduardo Margain, are incorporated herein by reference to Pre-Effective Amendment No. 1, filed July 3, 2023.

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